UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th Floor, New York, NY 10001
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end:  April 30, 2008

Date of reporting period: July 31, 2007

Item 1.  Schedule of Investments.

            Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended July 31, 2007.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

                                                                                        JULY 31,

                                                                     2007                                     2006
                                                    --------------------------------------    --------------------------------------
                                                    Principal     Amortized      Market       Principal     Amortized       Market
                                                      Amount         Cost         Value         Amount         Cost          Value
                                                    ----------    ----------    ----------    ----------    ----------    ----------
Cattaraugus County
   NY Public
     5.000% due June 1, 2014                        $  275,000    $  292,673    $  290,567    $  275,000    $  295,188    $  292,113
     5.000% due June 1, 2015                           275,000       291,751       290,276       275,000       293,831       290,931

Chenango Valley
   NY Central School District
     4.000% due June 15, 2011                          190,000       194,283       191,621       190,000       195,724       191,598

City of Buffalo
   New York Sewer Authority
     5.000% due July 1, 2011                         1,110,000     1,161,434     1,159,595     1,110,000     1,173,805     1,168,753

City of New York
   General Purpose Unlimited Tax
     6.750% due Feb. 1, 2009                           500,000       515,738       522,405       500,000       523,206       534,952

Clarkstown N.Y.
   Central School District
     5.25% due April 15, 2015                          400,000       429,731       430,212       400,000       433,437       432,332

Cleveland Hill Union
   Free School District
     5.500% due October 15, 2011                     1,480,000     1,494,953     1,549,042     1,480,000     1,497,932     1,569,555

Monroe County N.Y. Pub. Imp.
     6.000% due June 1, 2010                            10,000        10,030        10,283        10,000        10,035        10,488
     6.000% due March 1, 2012                          445,000       487,090       485,210       445,000       495,741       493,220

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
     6.200% due Feb. 15, 2011                        1,070,000     1,068,157     1,154,883     1,070,000     1,067,805     1,178,338

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                                       JULY 31,

                                                                     2007                                      2006
                                                    --------------------------------------    --------------------------------------
                                                     Principal    Amortized       Market      Principal     Amortized       Market
                                                       Amount        Cost         Value         Amount        Cost           Value
                                                    ----------    ----------    ----------    ----------    ----------    ----------
New York State
   Local Gov't. Assist. Corp.
     5.500% due April 1, 2017                       $  240,000    $  264,875    $  266,885    $  240,000    $  267,386    $  267,662

Suffolk County Water Auth. NY
   Waterworks Rev.
     6.000% due June 1, 2009                         1,000,000     1,021,974     1,026,280     1,000,000     1,033,427     1,046,450

Bethlehem NY Central
   School District
     5.000% due November 11, 2015                      500,000       541,114       536,710       500,000       545,958       537,665

Nassau County Interim Finance Auth.
     5.750% due November 15, 2013                    1,100,000     1,122,186     1,169,047     1,100,000     1,126,171     1,187,593

Commonwealth of Puerto Rico
   Highway and Tran. Auth.
     5.000% due July 1, 2035                                --            --            --     1,000,000     1,085,740     1,040,980
     5.500% due July 1, 2015                           500,000       551,414       551,840       500,000       557,612       554,155
     6.25% due July 1, 2016                            285,000       330,434       331,267       285,000       335,296       334,482

Niagara Falls Bridge Commission
     5.25% due October 1, 2015                       2,000,000     2,091,590     2,128,220     2,000,000     2,103,646     2,149,280

NYC Ref Unltd. Tax
   6.000% due May 15, 2030                             150,000       176,060       160,391       150,000       177,158       163,261

New York City
   Municipal Water Fin Auth.
     6.000% due June 15, 2009                               --            --            --     2,000,000     2,072,788     2,124,480

New York City Transitional
   NY Ref UNLTD Tax
     6.00% due May 15 1, 2030                          750,000       818,106       805,942            --            --            --

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                                  JULY 31,

                                                               2007                                        2006
                                            -----------------------------------------    -----------------------------------------
                                             Principal      Amortized        Market       Principal      Amortized       Market
                                               Amount          Cost          Value          Amount          Cost          Value
                                            -----------    -----------    -----------    -----------    -----------    -----------
New York State Dormitory Authority
   Pace University
     6.500% due July 1, 2009                $ 1,000,000    $ 1,030,677    $ 1,052,300    $ 1,000,000    $ 1,042,281    $ 1,075,420

N.Y.S. Dormitory Authority
   Revs City Univ. System
     5.75% due July 1, 2013                     215,000        237,151        229.568        215,000        240,744        231,656

N.Y.S. Dormitory Authority - State
   University Educational Facilities
     7-1/2% due May 15, 2011                    420,000        416,298        455,955        450,000        445,271        498,547

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
     5.75% due June 15, 2008                    190,000        191,185        193,429        190,000        192,148        197,106
     5.20% due May 15, 2014                     575,000        621,805        607.936        575,000        628,340        624,732

N.Y.S. Environmental Facilities
   State Personal Income Tax
     5.250% due December 15, 2012               400,000        434,937        428,704        400,000        441,285        431,100

NYS Dormitory Auth.
   Personal Income Tax Ed.
     5.500% due March 15, 2011                1,000,000      1,055,217      1,057,590      1,000,000      1,070,566      1,070,010

NYS Dormitory Auth. Revs.
     5.250% due November 15, 2023             1,400,000      1,519,021      1,476,034      1,400,000      1,525,940      1,488,732

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                                  JULY 31,

                                                             2007                                         2006
                                           -----------------------------------------    -----------------------------------------
                                            Principal      Amortized        Market       Principal      Amortized       Market
                                              Amount          Cost          Value          Amount          Cost          Value
                                           -----------    -----------    -----------    -----------    -----------    -----------
NYS Dormitory Auth. Revs.
     5.50% due May 15, 2018                $ 1,155,000    $ 1,304,324    $ 1,293,646    $ 1,155,000    $ 1,318,164    $ 1,294,501
     5.50% due July 1, 2019                  1,000,000      1,110,502      1,124,820      1,000,000      1,119,845      1,124,250
     5.00% due July 1, 2020                  1,745,000      1,830,203      1,846,960      1,745,000      1,836,793      1,849,159
     5.00% due Feb. 15, 2021                 1,035,000      1,075,829      1,085,321      1,135,000      1,182,900      1,191,466
     5.25% due July 1, 2021                  1,000,000      1,116,075      1,106,390             --             --             --

NYS Enviromental Facilities
     5.0% due June 15, 2018                  1,000,000      1,058,660      1,061,710      1,000,000      1,064,123      1,059,880

NYS Thruway Authority
   2nd Gen'l. Hwy. of Bridge Trust Fund
     5.25% due April 1, 2013                 1,000,000      1,076,645      1,070,550      1,000,000      1,089,878      1,079,690
     5.0% due April 1, 2017                  1,000,000      1,072,139      1,058,470      1,000,000      1,079,561      1,068,160

Pleasantville, NY, Public
   Impt. Unltd Tax.
     5.0% due January 1, 2016                  440,000        476,783        471,248        440,000        481,096        471,518

Sachem County
     5.25% due October 15, 2019                500,000        557,195        550,190             --             --             --

Puerto Rico Electric Power
   Authority
     5.500% due July 11, 2017                  700,000        778,705        779,135        700,000        786,515        778,967

Puerto Rico Public Buildings
     5.000% due July 1, 2028                   500,000        512,877        516,000        500,000        513,471        513,875

Triboro Bridge & Tunnel Auth.
     6.000% due January 1, 2012              1,500,000      1,532,259      1,587,645      1,500,000      1,538,269      1,617,330
     5.500% due January 1, 2017              1,000,000      1,017,648      1,094,700      1,000,000      1,019,574      1,097,700
     5.500% due January 1, 2019              1,000,000      1,136,884      1,127,790             --             --             --

Suffolk County Judicial
   Facs. Agy.
     5.750% due October 2011                 1,340,000      1,357,668      1,408,879      1,340,000      1,359,653      1,434,014
                                           -----------    -----------    -----------    -----------    -----------    -----------

                                           $33,395,000    $35,384,282    $35,745,646    $33,275,000    $35,268,303    $35,766,101
                                           ===========    ===========    ===========    ===========    ===========    ===========

Item 2.     Controls and Procedures.

            (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits.

            Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Tridan Corp.
           ---------------------------------------------------------------------


By (Signature and Title) /s/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date   September 20, 2007
    -----------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date   September 20, 2007
    -----------------------


By (Signature and Title) /s/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date   September 20, 2007
    -----------------------